Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property and Equipment [Abstract]
Depreciation expense	$ 127,447	$ 125,014	$ 117,632
Software assets developed for internal use costs, net of accumulated depreciation	$ 154,731	$ 165,529